000 A000000 06/30/2002
000 C000000 0000832566
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 U
001 A000000 ALGER AMERICAN FUND
001 B000000 811-5550
001 C000000 2128068800
002 A000000 111 FIFTH AVENUE
002 B000000 NEW YORK
002 C000000 NY
002 D010000 10003
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  6
007 C010100  1
007 C010200  2
007 C020200 ALGER AMERICAN INCOME & GROWTH PORTFOLIO
007 C030200 N
007 C010300  3
007 C020300 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
007 C030300 N
007 C010400  4
007 C020400 ALGER AMERICAN GROWTH PORTFOLIO
007 C030400 N
007 C010500  5
007 C020500 ALGER AMERICAN BALANCED PORTFOLIO
007 C030500 N
007 C010600  6
007 C020600 ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
007 C030600 N
007 C010700  7
007 C020700 ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
007 C030700 N
007 C010800  8
007 C010900  9
007 C011000 10
008 A00AA01 FRED ALGER MANAGEMENT, INC.
008 B00AA01 A
008 C00AA01 801-06709
008 D01AA01 NEW YORK
008 D02AA01 NY
008 D03AA01 10003
020 A000001 FRED ALGER & CO., INCORPORATED
020 B000001 13-2665689
020 C000001   5767
020 A000002 MERRILL LYNCH PIERCE FENNER & SMITH INC.
020 B000002 13-5674085
020 C000002    217
020 A000003 DEUTSCHE BANC ALEX BROWN INC.
020 B000003 13-2730828
020 C000003    214
020 A000004 LEHMAN BROTHERS INC.
020 B000004 13-2518466
020 C000004    212
020 A000005 BEAR STEARNS & CO., INC.
020 B000005 13-3299429
020 C000005    204
020 A000006 GOLDMAN, SACHS & CO.
020 B000006 13-5108880
020 C000006    195
020 A000007 MORGAN (JP) SECURITIES INC.
020 B000007 13-3224016
020 C000007    180
020 A000008 CREDIT SUISSE FIRST BOSTON CORPORATION
020 B000008 13-5659485
020 C000008    146
020 A000009 MORGAN STANLEY DEAN WITTER & CO.
020 B000009 13-2655998
020 C000009    132
020 A000010 CIBC WORLD MARKETS CORP.
020 B000010 13-2798343
020 C000010    125
021  000000     8368
022 A000001 MERRILL LYNCH PIERCE FENNER & SMITH INC.
022 B000001 13-5674085
022 C000001   7398972
022 D000001     12341
022 A000002 SALOMON SMITH BARNEY INC.
022 B000002 11-2418191
022 C000002   5298937
022 D000002     43955
022 A000003 LEHMAN BROTHERS INC.
022 B000003 13-2518466
022 C000003    760873
022 D000003     16509
022 A000004 BEAR, STEARNS & CO., INC.
022 B000004 13-3299429
022 C000004    262495
022 D000004      6097
022 A000005 MORGAN (JP) SECURITIES INC.
022 B000005 13-3224016
022 C000005     45370
022 D000005     30610
022 A000006 CREDIT SUISSE FIRST BOSTON
022 B000006 13-5659485
022 C000006     23476
022 D000006     25611
022 A000007 DEUTSCHE BANK ALEX BROWN INC.
022 B000007 13-2730828
022 C000007     41045
022 D000007      3130
022 A000008 CIBC WORLD MARKETS CORP.
022 B000008 13-2798343
022 C000008     20342
022 D000008     10745
022 A000009 CANTOR FITZGERALD SECURITIES
022 B000009 13-3680187
022 C000009     17056
022 D000009     10200
022 A000010 US BANCORP PIPER JAFFRAY
022 B000010 41-0953246
022 C000010      8191
022 D000010     17901
023 C000000   13990027
023 D000000     290074
026 A000000 N
026 B000000 Y
026 C000000 N
026 D000000 Y
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 Y
037  00AA00 N
038  00AA00      0
039  00AA00 N
040  00AA00 Y
077 A000000 Y
077 B000000 N
077 C000000 N
077 D000000 N
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 Y
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 Y
077 Q020000 N
077 Q030000 N
078  000000 N
024  000200 Y
025 A000201 J.P. MORGAN CHASE & CO
025 B000201 13-3224016
025 C000201 E
025 D000201    1258
025 A000202 CITIGROUP INC
025 B000202 11-2418191
025 C000202 E
025 D000202    1744
025 A000203 DELETE
025 D000203       0
025 D000204       0
025 D000205       0
025 D000206       0
025 D000207       0
025 D000208       0
028 A010200      2326
028 A020200         0
028 A030200         0
028 A040200      2045
028 B010200      2009
028 B020200         0
028 B030200         0
028 B040200      1826
028 C010200      3311
028 C020200         0
028 C030200         0
028 C040200       957
028 D010200      1822
028 D020200         0
028 D030200         0
028 D040200      1860
028 E010200     11267
028 E020200       755
028 E030200         0
028 E040200      2989
028 F010200       799
028 F020200         0
028 F030200         0
028 F040200      3052
028 G010200     21534
028 G020200       755
028 G030200         0
028 G040200     12729
028 H000200         0
055 A000200 N
055 B000200 N
056  000200 Y
057  000200 N
062 A000200 N
062 B000200   0.0
062 C000200   0.0
062 D000200   0.0
062 E000200   0.0
062 F000200   0.0
062 G000200   0.0
062 H000200   0.0
062 I000200   0.0
062 J000200   0.0
062 K000200   0.0
062 L000200   0.0
062 M000200   0.0
062 N000200   0.0
062 O000200   0.0
062 P000200   0.0
062 Q000200   0.0
062 R000200   0.0
066 A000200 Y
066 B000200 N
066 C000200 N
066 D000200 N
066 E000200 Y
066 F000200 N
066 G000200 N
067  000200 N
068 A000200 N
068 B000200 N
069  000200 N
070 A010200 Y
070 A020200 Y
070 B010200 N
070 B020200 N
070 C010200 N
070 C020200 N
070 D010200 N
070 D020200 N
070 E010200 N
070 E020200 N
070 F010200 N
070 F020200 N
070 G010200 N
070 G020200 N
070 H010200 N
070 H020200 N
070 I010200 N
070 I020200 N
070 J010200 Y
070 J020200 N
070 K010200 N
070 K020200 N
070 L010200 Y
070 L020200 N
070 M010200 N
070 M020200 N
070 N010200 Y
070 N020200 Y
070 O010200 Y
070 O020200 N
070 P010200 Y
070 P020200 N
070 Q010200 N
070 Q020200 N
070 R010200 Y
070 R020200 N
071 A000200    169281
071 B000200    155609
071 C000200    129760
071 D000200  120
072 A000200  6
072 B000200       32
072 C000200      564
072 D000200        0
072 E000200        0
072 F000200      419
072 G000200        0
072 H000200        0
072 I000200        4
072 J000200       34
072 K000200        0
072 L000200       14
072 M000200        2
072 N000200        7
072 O000200        0
072 P000200        0
072 Q000200        0
072 R000200        5
072 S000200        2
072 T000200        0
072 U000200        0
072 V000200        0
072 W000200        2
072 X000200      489
072 Y000200        0
072 Z000200      107
072AA000200     7056
072BB000200    23590
072CC010200        0
072CC020200     9479
072DD010200      755
072DD020200        0
072EE000200        0
073 A010200   0.0550
073 A020200   0.0000
073 B000200   0.0000
073 C000200   0.0000
074 A000200        0
074 B000200        0
074 C000200        0
074 D000200        0
074 E000200        0
074 F000200   116997
074 G000200        0
074 H000200        0
074 I000200        0
074 J000200     6498
074 K000200        0
074 L000200       98
074 M000200       20
074 N000200   123613
074 O000200     5926
074 P000200       63
074 Q000200        0
074 R010200        0
074 R020200        0
074 R030200        0
074 R040200      709
074 S000200        0
074 T000200   116915
074 U010200 13534698
074 U020200     1044
074 V010200     8.64
074 V020200     8.68
074 W000200   0.0000
074 X000200       27
074 Y000200        0
075 A000200        0
075 B000200   143184
076  000200     0.00
024  000300 Y
025 A000301 BEAR STEARNS & CO., INC.
025 B000301 13-3299429
025 C000301 D
025 D000301     289
025 D000302       0
025 D000303       0
025 D000304       0
025 D000305       0
025 D000306       0
025 D000307       0
025 D000308       0
028 A010300    333911
028 A020300         0
028 A030300         0
028 A040300    272557
028 B010300    246551
028 B020300         0
028 B030300         0
028 B040300    284121
028 C010300    285106
028 C020300         0
028 C030300         0
028 C040300    251554
028 D010300    274609
028 D020300         0
028 D030300         0
028 D040300    302341
028 E010300    316800
028 E020300         0
028 E030300         0
028 E040300    312110
028 F010300    192048
028 F020300         0
028 F030300         0
028 F040300    210085
028 G010300   1649025
028 G020300         0
028 G030300         0
028 G040300   1632768
028 H000300         0
055 A000300 Y
055 B000300 N
056  000300 Y
057  000300 N
058 A000300 N
059  000300 Y
060 A000300 Y
060 B000300 Y
061  000300        1
062 A000300 N
062 B000300   0.0
062 C000300   0.0
062 D000300   0.0
062 E000300   0.0
062 F000300   0.0
062 G000300   0.0
062 H000300   0.0
062 I000300   0.0
062 J000300   0.0
062 K000300   0.0
062 L000300   0.0
062 M000300   0.0
062 N000300   0.0
062 O000300   0.0
062 P000300   0.0
062 Q000300   0.0
062 R000300   0.0
070 A010300 Y
070 A020300 Y
070 B010300 N
070 B020300 N
070 C010300 N
070 C020300 N
070 D010300 N
070 D020300 N
070 E010300 N
070 E020300 N
070 F010300 N
070 F020300 N
070 G010300 N
070 G020300 N
070 H010300 N
070 H020300 N
070 I010300 N
070 I020300 N
070 J010300 Y
070 J020300 N
070 K010300 N
070 K020300 N
070 L010300 Y
070 L020300 N
070 M010300 N
070 M020300 N
070 N010300 Y
070 N020300 Y
070 O010300 Y
070 O020300 N
070 P010300 Y
070 P020300 N
070 Q010300 N
070 Q020300 N
070 R010300 Y
070 R020300 N
071 A000300    324036
071 B000300    384816
071 C000300    485640
071 D000300   67
072 A000300  6
072 B000300      299
072 C000300      238
072 D000300        0
072 E000300        0
072 F000300     2147
072 G000300        0
072 H000300        0
072 I000300       12
072 J000300       76
072 K000300        0
072 L000300       52
072 M000300        1
072 N000300        8
072 O000300        0
072 P000300       12
072 Q000300        0
072 R000300        7
072 S000300        2
072 T000300        0
072 U000300        0
072 V000300        0
072 W000300       12
072 X000300     2329
072 Y000300        0
072 Z000300    -1792
072AA000300    52909
072BB000300    70526
072CC010300        0
072CC020300    55427
072DD010300        0
072DD020300        0
072EE000300        0
073 A010300   0.0000
073 A020300   0.0000
073 B000300   0.0000
073 C000300   0.0000
074 A000300        0
074 B000300      289
074 C000300    48600
074 D000300        0
074 E000300        0
074 F000300   424981
074 G000300        0
074 H000300        0
074 I000300        0
074 J000300     3416
074 K000300        0
074 L000300      632
074 M000300        6
074 N000300   477924
074 O000300     8075
074 P000300      314
074 Q000300        0
074 R010300        0
074 R020300        0
074 R030300        0
074 R040300    20739
074 S000300        0
074 T000300   448796
074 U010300 31615842
074 U020300      624
074 V010300    14.19
074 V020300    14.19
074 W000300   0.0000
074 X000300       76
074 Y000300        0
075 A000300        0
075 B000300   515960
076  000300     0.00
024  000400 Y
025 A000401 CITIGROUP INC.
025 B000401 11-2418191
025 C000401 E
025 D000401   11639
025 A000402 J.P. MORGAN CHASE & CO.
025 B000402 13-3224016
025 C000402 E
025 D000402   16146
025 A000403 BEAR STEARNS & CO. INC.
025 B000403 13-3299429
025 C000403 D
025 D000403     232
025 D000404       0
025 D000405       0
025 D000406       0
025 D000407       0
025 D000408       0
028 A010400     67594
028 A020400         0
028 A030400         0
028 A040400     63025
028 B010400     59216
028 B020400         0
028 B030400         0
028 B040400     75829
028 C010400     68434
028 C020400         0
028 C030400         0
028 C040400     81580
028 D010400     38804
028 D020400         0
028 D030400         0
028 D040400     68270
028 E010400     43484
028 E020400       477
028 E030400         0
028 E040400     61702
028 F010400     28932
028 F020400         0
028 F030400         0
028 F040400     39278
028 G010400    306464
028 G020400       477
028 G030400         0
028 G040400    389684
028 H000400         0
062 A000400 N
062 B000400   0.0
062 C000400   0.0
062 D000400   0.0
062 E000400   0.0
062 F000400   0.0
062 G000400   0.0
062 H000400   0.0
062 I000400   0.0
062 J000400   0.0
062 K000400   0.0
062 L000400   0.0
062 M000400   0.0
062 N000400   0.0
062 O000400   0.0
062 P000400   0.0
062 Q000400   0.0
062 R000400   0.0
070 A010400 Y
070 A020400 Y
070 B010400 N
070 B020400 N
070 C010400 N
070 C020400 N
070 D010400 N
070 D020400 N
070 E010400 N
070 E020400 N
070 F010400 N
070 F020400 N
070 G010400 N
070 G020400 N
070 H010400 N
070 H020400 N
070 I010400 N
070 I020400 N
070 J010400 Y
070 J020400 N
070 K010400 N
070 K020400 N
070 L010400 Y
070 L020400 N
070 M010400 N
070 M020400 N
070 N010400 Y
070 N020400 Y
070 O010400 Y
070 O020400 N
070 P010400 Y
070 P020400 N
070 Q010400 N
070 Q020400 N
070 R010400 Y
070 R020400 N
071 A000400   1383416
071 B000400   1442773
071 C000400   1362218
071 D000400  102
072 A000400  6
072 B000400      150
072 C000400     4957
072 D000400        0
072 E000400        0
072 F000400     5180
072 G000400        0
072 H000400        0
072 I000400       26
072 J000400      163
072 K000400        0
072 L000400      108
072 M000400        1
072 N000400        9
072 O000400        0
072 P000400        4
072 Q000400        0
072 R000400       13
072 S000400        2
072 T000400        0
072 U000400        0
072 V000400        0
072 W000400       40
072 X000400     5546
072 Y000400        0
072 Z000400     -439
072AA000400    98405
072BB000400   204664
072CC010400        0
072CC020400   167698
072DD010400      477
072DD020400        0
072EE000400        0
073 A010400   0.0120
073 A020400   0.0000
073 B000400   0.0000
073 C000400   0.0000
074 A000400        0
074 B000400      232
074 C000400     2100
074 D000400        0
074 E000400        0
074 F000400  1163277
074 G000400        0
074 H000400        0
074 I000400        0
074 J000400    57069
074 K000400        0
074 L000400    13741
074 M000400        7
074 N000400  1236426
074 O000400    50973
074 P000400      751
074 Q000400        0
074 R010400        0
074 R020400        0
074 R030400        0
074 R040400        0
074 S000400     1981
074 T000400  1182721
074 U010400 39424295
074 U020400      300
074 V010400    30.00
074 V020400    30.00
074 W000400   0.0000
074 X000400       78
074 Y000400        0
075 A000400        0
075 B000400  1385967
076  000400     0.00
024  000500 Y
025 A000501 J.P. MORGAN CHASE & CO.
025 B000501 13-3224016
025 C000501 E
025 D000501    1476
025 A000502 GOLDMAN SACHS GROUP INC.
025 B000502 13-5108880
025 C000502 D
025 D000502    2043
025 A000503 J.P. MORGAN CHASE & CO.
025 B000503 13-3224016
025 C000503 D
025 D000503    1022
025 A000504 BEAR, STEARNS & CO, INC.
025 B000504 13-3299429
025 C000504 D
025 D000504      90
025 A000505 CITIGROUP INC
025 B000505 11-2418191
025 C000505 E
025 D000505    1061
025 D000506       0
025 D000507       0
025 D000508       0
028 A010500     15751
028 A020500         0
028 A030500         0
028 A040500      1488
028 B010500     10405
028 B020500         0
028 B030500         0
028 B040500      2599
028 C010500     11717
028 C020500         0
028 C030500         0
028 C040500      2320
028 D010500     15176
028 D020500         0
028 D030500         0
028 D040500      3343
028 E010500     23440
028 E020500      4212
028 E030500         0
028 E040500      2904
028 F010500     11063
028 F020500         0
028 F030500         0
028 F040500      4056
028 G010500     87552
028 G020500      4212
028 G030500         0
028 G040500     16710
028 H000500         0
055 A000500 N
055 B000500 N
056  000500 Y
057  000500 N
062 A000500 N
062 B000500   0.0
062 C000500   0.0
062 D000500   0.0
062 E000500   0.0
062 F000500   0.0
062 G000500   0.0
062 H000500   0.0
062 I000500   0.0
062 J000500   0.0
062 K000500   0.0
062 L000500   0.0
062 M000500   0.0
062 N000500   0.0
062 O000500   0.0
062 P000500   0.0
062 Q000500   0.0
062 R000500   0.0
070 A010500 Y
070 A020500 Y
070 B010500 N
070 B020500 N
070 C010500 N
070 C020500 N
070 D010500 N
070 D020500 N
070 E010500 N
070 E020500 N
070 F010500 N
070 F020500 N
070 G010500 N
070 G020500 N
070 H010500 N
070 H020500 N
070 I010500 N
070 I020500 N
070 J010500 Y
070 J020500 Y
070 K010500 N
070 K020500 N
070 L010500 Y
070 L020500 N
070 M010500 N
070 M020500 N
070 N010500 Y
070 N020500 Y
070 O010500 Y
070 O020500 N
070 P010500 Y
070 P020500 N
070 Q010500 N
070 Q020500 N
070 R010500 Y
070 R020500 N
071 A000500    217226
071 B000500    150404
071 C000500    226131
071 D000500   67
072 A000500  6
072 B000500     3329
072 C000500      413
072 D000500        0
072 E000500        0
072 F000500      925
072 G000500        0
072 H000500        0
072 I000500       16
072 J000500       49
072 K000500        0
072 L000500       16
072 M000500        1
072 N000500        7
072 O000500        0
072 P000500        0
072 Q000500        0
072 R000500        5
072 S000500        2
072 T000500        0
072 U000500        0
072 V000500        0
072 W000500        3
072 X000500     1024
072 Y000500        0
072 Z000500     2718
072AA000500     6233
072BB000500    15388
072CC010500        0
072CC020500    14860
072DD010500     4212
072DD020500        0
072EE000500        0
073 A010500   0.1970
073 A020500   0.0000
073 B000500   0.0000
073 C000500   0.0000
074 A000500        0
074 B000500       90
074 C000500    23000
074 D000500   122955
074 E000500        0
074 F000500   118171
074 G000500        0
074 H000500        0
074 I000500        0
074 J000500     4036
074 K000500        0
074 L000500     2358
074 M000500        3
074 N000500   270613
074 O000500     5638
074 P000500      163
074 Q000500        0
074 R010500        0
074 R020500        0
074 R030500        0
074 R040500      299
074 S000500        0
074 T000500   264513
074 U010500 22362049
074 U020500      800
074 V010500    11.83
074 V020500    12.02
074 W000500   0.0000
074 X000500       28
074 Y000500        0
075 A000500        0
075 B000500   247485
076  000500     0.00
024  000600 Y
025 A000601 BEAR STEARNS & CO., INC
025 B000601 13-3299429
025 C000601 D
025 D000601     250
025 D000602       0
025 D000603       0
025 D000604       0
025 D000605       0
025 D000606       0
025 D000607       0
025 D000608       0
028 A010600     78216
028 A020600         0
028 A030600         0
028 A040600     71682
028 B010600     63745
028 B020600         0
028 B030600         0
028 B040600     66010
028 C010600     70477
028 C020600         0
028 C030600         0
028 C040600     54607
028 D010600     73282
028 D020600         0
028 D030600         0
028 D040600     74331
028 E010600     96820
028 E020600         0
028 E030600         0
028 E040600     87975
028 F010600     44346
028 F020600         0
028 F030600         0
028 F040600     43582
028 G010600    426886
028 G020600         0
028 G030600         0
028 G040600    398187
028 H000600         0
058 A000600 N
059  000600 Y
060 A000600 Y
060 B000600 Y
061  000600        1
062 A000600 N
062 B000600   0.0
062 C000600   0.0
062 D000600   0.0
062 E000600   0.0
062 F000600   0.0
062 G000600   0.0
062 H000600   0.0
062 I000600   0.0
062 J000600   0.0
062 K000600   0.0
062 L000600   0.0
062 M000600   0.0
062 N000600   0.0
062 O000600   0.0
062 P000600   0.0
062 Q000600   0.0
062 R000600   0.0
070 A010600 Y
070 A020600 Y
070 B010600 N
070 B020600 N
070 C010600 N
070 C020600 N
070 D010600 N
070 D020600 N
070 E010600 N
070 E020600 N
070 F010600 N
070 F020600 N
070 G010600 N
070 G020600 N
070 H010600 N
070 H020600 N
070 I010600 N
070 I020600 N
070 J010600 Y
070 J020600 N
070 K010600 N
070 K020600 N
070 L010600 Y
070 L020600 N
070 M010600 N
070 M020600 N
070 N010600 Y
070 N020600 Y
070 O010600 Y
070 O020600 N
070 P010600 Y
070 P020600 N
070 Q010600 N
070 Q020600 N
070 R010600 Y
070 R020600 N
071 A000600    549564
071 B000600    517897
071 C000600    331761
071 D000600  156
072 A000600  6
072 B000600      110
072 C000600      465
072 D000600        0
072 E000600        0
072 F000600     1367
072 G000600        0
072 H000600        0
072 I000600       13
072 J000600       67
072 K000600        0
072 L000600       29
072 M000600        1
072 N000600        7
072 O000600        0
072 P000600        2
072 Q000600        0
072 R000600        5
072 S000600        2
072 T000600        0
072 U000600        0
072 V000600        0
072 W000600       11
072 X000600     1504
072 Y000600        0
072 Z000600     -929
072AA000600    48316
072BB000600    55839
072CC010600        0
072CC020600    51588
072DD010600        0
072DD020600        0
072EE000600        0
073 A010600   0.0000
073 A020600   0.0000
073 B000600   0.0000
073 C000600   0.0000
074 A000600        0
074 B000600      250
074 C000600    17200
074 D000600        0
074 E000600        0
074 F000600   304588
074 G000600        0
074 H000600        0
074 I000600        0
074 J000600        0
074 K000600        0
074 L000600      437
074 M000600        0
074 N000600   322475
074 O000600     3431
074 P000600      212
074 Q000600        0
074 R010600        0
074 R020600        0
074 R030600        0
074 R040600     5148
074 S000600        0
074 T000600   313684
074 U010600 21139653
074 U020600      599
074 V010600    14.84
074 V020600    14.83
074 W000600   0.0000
074 X000600       64
074 Y000600        0
075 A000600        0
075 B000600   342870
076  000600     0.00
024  000700 Y
025 A000701 BEAR, STEARNS & CO., INC.
025 B000701 13-3299429
025 C000701 D
025 D000701     259
025 A000702 DELETE
025 D000702       0
025 A000703 DELETE
025 D000703       0
025 D000704       0
025 D000705       0
025 D000706       0
025 D000707       0
025 D000708       0
028 A010700     11602
028 A020700         0
028 A030700         0
028 A040700     14866
028 B010700     15132
028 B020700         0
028 B030700         0
028 B040700     12107
028 C010700     15634
028 C020700         0
028 C030700         0
028 C040700     10460
028 D010700     17920
028 D020700         0
028 D030700         0
028 D040700     21300
028 E010700     25393
028 E020700        28
028 E030700         0
028 E040700     14370
028 F010700      6322
028 F020700         0
028 F030700         0
028 F040700     13172
028 G010700     92003
028 G020700        28
028 G030700         0
028 G040700     86275
028 H000700         0
055 A000700 N
055 B000700 N
056  000700 Y
057  000700 N
058 A000700 N
059  000700 Y
060 A000700 Y
060 B000700 Y
061  000700        1
062 A000700 N
062 B000700   0.0
062 C000700   0.0
062 D000700   0.0
062 E000700   0.0
062 F000700   0.0
062 G000700   0.0
062 H000700   0.0
062 I000700   0.0
062 J000700   0.0
062 K000700   0.0
062 L000700   0.0
062 M000700   0.0
062 N000700   0.0
062 O000700   0.0
062 P000700   0.0
062 Q000700   0.0
062 R000700   0.0
070 A010700 Y
070 A020700 Y
070 B010700 Y
070 B020700 N
070 C010700 N
070 C020700 N
070 D010700 Y
070 D020700 N
070 E010700 N
070 E020700 N
070 F010700 Y
070 F020700 N
070 G010700 N
070 G020700 N
070 H010700 Y
070 H020700 N
070 I010700 N
070 I020700 N
070 J010700 Y
070 J020700 N
070 K010700 N
070 K020700 N
070 L010700 Y
070 L020700 N
070 M010700 N
070 M020700 N
070 N010700 Y
070 N020700 Y
070 O010700 Y
070 O020700 N
070 P010700 Y
070 P020700 N
070 Q010700 N
070 Q020700 N
070 R010700 Y
070 R020700 N
071 A000700    392595
071 B000700    383632
071 C000700    377271
071 D000700  102
072 A000700  6
072 B000700      258
072 C000700      658
072 D000700        0
072 E000700        0
072 F000700     1718
072 G000700        0
072 H000700        0
072 I000700       12
072 J000700       63
072 K000700        0
072 L000700       33
072 M000700        1
072 N000700        7
072 O000700        0
072 P000700        0
072 Q000700        0
072 R000700        6
072 S000700        2
072 T000700        0
072 U000700        0
072 V000700        0
072 W000700        9
072 X000700     1851
072 Y000700        0
072 Z000700     -935
072AA000700    21327
072BB000700    66022
072CC010700        0
072CC020700    43426
072DD010700       28
072DD020700        0
072EE000700        0
073 A010700   0.0020
073 A020700   0.0000
073 B000700   0.0000
073 C000700   0.0000
074 A000700        0
074 B000700      259
074 C000700    14900

074 D000700        0
074 E000700        0
074 F000700   329275
074 G000700        0
074 H000700        0
074 I000700        0
074 J000700    11753
074 K000700        0
074 L000700      400
074 M000700        5
074 N000700   356592
074 O000700     5854
074 P000700      257
074 Q000700        0
074 R010700        0
074 R020700        0
074 R030700        0
074 R040700      589
074 S000700        0
074 T000700   349892
074 U010700 13868921
074 U020700      351
074 V010700    25.23
074 V020700    25.22
074 W000700   0.0000
074 X000700       61
074 Y000700        0
075 A000700        0
075 B000700   405330
076  000700     0.00
SIGNATURE   GREGORY S. DUCH
TITLE       TREASURER

 NSAR

 SUB-ITEM 77D: POLICIES WITH RESPECT TO SECURITY INVESTMENTS

(a) Exclusive of changes to comply with Rule 35d-1 under the Investment Company Act of 1940, which mandated that mutual fund names suggesting a focus on particular types of investments or industries more accurately reflect their securities holdings, and the corresponding increase in holdings from 65% of total assets to 80% of the net assets of the percentage of those types of securities indicated by those portfolios names so affected, there were no material changes.

 SUB-ITEM 77I: TERMS OF NEW OR AMENDED SECURITIES

(a) Class S Shares to all portfolios of the registrant went effective on May 1, 2002. Existing shares were designated as Class O Shares on that date. Class S Shares and Class O Shares differ only in that Class S Shares are subject to a distribution and shareholder servicing fee, whereas class O shares are not. .

 SUB-ITEM 77QI: EXHIBITS

(a) Certificate of Amendment for the Alger American Fund (the "Fund") dated April 29, 2002, and filed April 30, 2002 for the creation of Class S Shares.

                             THE ALGER AMERICAN FUND

                            CERTIFICATE OF AMENDMENT

     The undersigned, being the Secretary of The Alger American Fund (hereinafter referred to as the "TRUST", a trust with transferable shares of the type commonly called a Massachusetts business trust, DOES HEREBY CERTIFY that, pursuant to the authority conferred upon the Trustees of the Trust by SECTION
9.3 of the Agreement and Declaration of Trust, dated April 6, 1988, as amended to date (hereinafter, as so amended, referred to as the "DECLARATION OF TRUST"), and by the affirmative vote of a Majority of the Trustees at a meeting duly called and held on February 5, 2002, the Certificates of Designation referenced in paragraph 1 below and the Declaration of Trust are amended as follows:

     1. The Certificates of Designation dated (i) December 15, 1988, establishing the Alger American Fixed Income Portfolio, as amended by a Certificate of Amendment dated June 25, 1992, changing the name of such Portfolio to Alger American Balanced Portfolio, (ii) February 24, 1993, establishing the Alger American MidCap Growth Portfolio, and (iii) February 16, 1994, establishing the Alger American Leveraged AllCap Portfolio, are each hereby amended by deleting the third sentence of the introductory paragraph of the Certificate of Designation referred to in clause (i) above and deleting the fourth sentences of the introductory paragraphs of the Certificates of Designation referred to in clauses (ii) and (iii) above, and inserting the following in lieu thereof:

                    "The Shares of such Portfolio, and the series thereof, shall have the additional relative rights and preferences, shall be subject to the liabilities, shall have the other characteristics, and shall be subject to the powers of the Trustees, all as set forth in ARTICLE 6 of the Declaration of Trust, as from time to time in effect. Without limitation of the foregoing sentence, each Share of such Series shall be redeemable, shall be entitled to one vote, or a ratable fraction of one vote in respect of a fractional Share, as to matters on which Shares of such Series shall be entitled to vote, and shall represent a share of the beneficial interests in such Portfolio, all as provided in the Declaration of Trust."

and by deleting SUBSECTIONS (1)(a) through (1)(l) inclusive, and redesignating SUBSECTIONS (m) and (n) as SUBSECTIONS (a) and (b).

     The Certificate of Designation dated April 18, 2001 reestablishing the Alger American Money Market Portfolio is hereby amended by deleting the fourth sentence of the second paragraph and inserting the following in lieu thereof

                    "The Shares of such Portfolio, and the series thereof, shall have the additional relative rights and preferences, shall be subject to the liabilities, shall have the other characteristics, and shall be subject to the powers of the Trustees, all as set forth in ARTICLE 6 of the Declaration of Trust, as from time to time in effect. Without limitation of the foregoing sentence, each Share of such Series shall be redeemable, shall be entitled to one vote, or a ratable fraction of one vote in respect of a fractional Share, as to matters on which Shares of such Series shall be entitled to vote, and shall represent a share of the beneficial interests in such Portfolio, all as provided in the Declaration of Trust."

     2. SECTION 1.4 of the Declaration of Trust is hereby amended by adding thereto the following new definitions, "CLASS," "EXISTING PORTFOLIO" and "EXISTING SERIES," each of which shall read in its entirety as follows:

                    "CLASS" or "CLASSES" shall mean, with respect to any Series, any unissued Shares of such Series in respect of which the Trustees shall from time to time fix and determine any special provisions relating to sales charges, any rights of redemption and the price, terms and manner of redemption, special and relative rights as to dividends and other distributions and on liquidation, sinking or purchase fund provisions, conversion rights, and conditions under which the Shareholders of such Class shall have separate voting rights or no voting rights."

                    "EXISTING PORTFOLIO' or 'EXISTING PORTFOLIOS' shall have the meaning designated in Section 6.1(a) hereof."

                    "EXISTING SERIES' shall have the meaning designated in
                    SECTION 6.1(a) hereof."

     3. SECTION 1.4 of the Declaration of Trust is hereby amended by amending and restating the definitions of "MAJORITY SHAREHOLDER VOTE" and "SINGLE CLASS VOTING" to read in their entirety as follows:

     "MAJORITY SHAREHOLDER VOTE" as used with respect to the election of any Trustee at a meeting of Shareholders, shall mean the vote for the election of such Trustee of a plurality of all outstanding Shares of the Trust, without regard to Series or Class, represented in person or by proxy and entitled to vote thereon, provided that a quorum (determined as provided in SECTION 7.5 hereof) is present, and as used with respect to any other action required or permitted to be taken by Shareholders, shall mean the vote for such action of the holders of that majority of all outstanding Shares (or, where a separate vote of Shares of any particular Series or Class is to be taken, the affirmative vote of that majority of the outstanding Shares of that Series or Class) of the Trust which consists of: (i) a majority of all Shares (or of Shares of the particular Series or Class) represented in person or by proxy and entitled to vote on such action at the meeting of Shareholders at which such action is to be taken, provided that a quorum (determined as provided in SECTION 7.5 hereof) is present; or (ii) if such action is to be taken by written consent of Shareholders, a majority of all Shares (or of Shares of the particular Series or Class) issued and outstanding and entitled to vote on such action; PROVIDED that (iii) as used with respect to any action requiring the affirmative vote of "a majority of the outstanding voting securities," as the quoted phrase is defined in the 1940 Act, of the Trust or of any Portfolio, 'Majority Shareholder Vote' means the vote for such action at a meeting of Shareholders of the smallest majority of all outstanding Shares of the Trust (or of Shares of the particular Series or Class) entitled to vote on such action which satisfies such 1940 Act voting requirement."

     "SINGLE CLASS VOTING,' as used with respect to any matter to be acted upon at a meeting or by written consent of Shareholders, shall mean a style of voting in which each holder of one or more Shares shall be entitled to one vote on the matter in question for each Share standing in his name on the records of the Trust, irrespective of Series or Class, and all outstanding Shares of all Series or Class vote as a single class."

     4. PARAGRAPH (c) of SECTION 5.2 of the Declaration of Trust is hereby amended and restated in its entirety to read as follows:

         "(c) DISTRIBUTION. One or more agreements, each with a broker or dealer in securities, providing for the sale of Shares of any one or more Series, or Classes of any Series, to net the Trust not less than the net asset value per Share (as described in Section 6.2(g) hereof) and pursuant to which the Trust may appoint the other party to such agreement as its principal underwriter or sales agent for the distribution of such Shares. The agreement shall contain such terms and conditions as the Trustees may in their discretion determine to be not inconsistent with this Declaration, the applicable provisions of the 1940 Act and any applicable provisions of the By-Laws (any such underwriter or sales agent being herein referred to as a "PRINCIPAL UNDERWRITER," or a "Distributor " as the case may be)."

     5. SECTIONS 6.1 and 6.2 of the Declaration of Trust are hereby amended and restated in their entirety to read as follows:

     "SECTION 6.1 SHARES OF BENEFICIAL INTEREST, PORTFOLIOS OF THE TRUST;, SERIES AND CLASSES OF SHARES. The beneficial interest in the Trust shall be divided into Shares having a nominal or par value of one mill ($.001) per Share, of which an unlimited number may be issued, and may be divided into Series and Classes as provided in this ARTICLE 6.

     "(a) EXISTING PORTFOLIOS AND THE SHARES THEREOF. The assets held by the Trust on the date on which the amendment of this Declaration first providing for separate Classes of Shares within Series became effective (the 'EFFECTIVE DATE') are divided into six (6) separate portfolios or funds (each, a 'PORTFOLIO' of the Trust, designated as the Alger American Income and Growth Portfolio, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio (collectively, the 'EXISTING PORTFOLIOS', and each singly, an 'EXISTING PORTFOLIO'). The beneficial interests in each Existing Portfolio are at the Effective Date represented by a separate series of Shares named the Alger American Income and Growth Series, Alger American Small Capitalization Series, Alger American Growth Series, Alger American Balanced Series, Alger American MidCap Growth Series and Alger American Leveraged AllCap Series, each representing the beneficial interest in the Portfolio of the same name (collectively, the 'EXISTING SERIES'. and each singly, an 'EXISTING SERIES'). An unlimited number of Shares of each Existing Series may be issued. The Shares of any Existing Series may at any time be divided into two or more Classes pursuant to SUBSECTION (c) of this SECTION 6.1.

     "(b) ADDITIONAL PORTFOLIOS AND SERIES OF SHARES. The Trustees shall have the power and authority, at any time or from time to time, and without any requirement of Shareholder approval, (i) to establish and designate one or more additional distinct and independent Portfolios, in addition to the Existing Portfolios (each such Portfolio an 'Additional Portfolio' for the purpose of holding one or more separate and distinct portfolios of assets, (ii) to authorize a separate Series of Shares to represent the beneficial interests in each such ADDITIONAL PORTFOLIO (each such Series for an Additional Portfolio, an 'ADDITIONAL SERIES'), and to fix and determine the rights and preferences of Shares of each Series as to rights of redemption, the price, terms and manner of redemption, rights as to dividends and other distributions and on liquidation, sinking or purchase fund provisions, conversion rights, and conditions under which the Shareholders of the several Series shall have separate voting rights or no voting rights, and to provide that any such Series shall consist of a single Class of Shares, or of two or more separate Classes of Shares, as they deem necessary or desirable, and (iii) to classify or reclassify any unissued Shares, or any Shares of any Series previously issued and reacquired by the Trust, into Shares of one or more other Series that may be established and designated from time to time. The establishment and designation of any Portfolio (in addition to the Existing Portfolios) and of the Series of Shares representing the beneficial interests therein shall be effective upon the execution by a Majority of the Trustees (or by an officer of the Trust pursuant to the vote of a Majority of the Trustees) of an instrument setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series, and the manner in which the same may be amended (a 'CERTIFICATE OF DESIGNATION', which may provide that the number of Shares of such Series or any Class thereof that may be issued is unlimited, or may limit the number issuable. At any time that there are no Shares outstanding of any Series previously established and designated, including any Existing Series, the Trustees may, by vote of a Majority of the Trustees, terminate such Series and the Portfolio to which it pertains, by executing, or causing an officer of the Trust to execute, an instrument so providing (a 'CERTIFICATE OF TERMINATION'). Each Certificate of Designation or Certificate of Termination, and any instrument amending a Certificate of Designation, shall have the status of an amendment to this Declaration of Trust, shall set forth the information and shall become effective and be filed as provided in SECTION 9.4 hereof. Except as otherwise provided as to a particular Portfolio herein or in the Certificate of Designation therefor or in the Prospectus with respect to such Portfolio, the Trustees shall have all the rights and powers, and be subject to all the duties and obligations, with respect to each such Portfolio and the assets and affairs thereof as they have under this Declaration with respect to the Trust and the Trust Property in general.

     "(c) CLASSES OF SHARES. Without limitation of any other powers accorded to them by this Declaration or otherwise, the Trustees shall have power, at any time or from time to time, and without the necessity for any Shareholder approval, by vote of a Majority of the Trustees, to authorize two or more separate Classes of Shares of any Existing Series, or any Additional Series initially authorized without Classes, or to classify or reclassify any unissued Shares of any Series, or any Shares of any Series previously issued and reacquired by the Trust (including in either case Shares of the Existing Portfolios) into any number of additional Classes of such Series, as they deem necessary or desirable, and in either such connection to fix and determine the relative rights and burdens of Shares of the respective Classes of such Series as to sales charges, redemption charges or other fees and charges, allocations of expenses, conversion rights, and conditions under which Shareholders of the several Classes shall have separate voting rights or (subject to ARTICLE 7 hereof) no voting rights. Any such authorization of Classes or reclassification of Shares shall be effective upon the execution by a Majority of the Trustees (or by an officer of the Trust pursuant to the vote of a Majority of the Trustees) and the deposit among the records of the Trust of an instrument setting forth such provisions and the manner in which the same may be amended. At any time at which no Shares of a particular Class and no Shares of any other Class which are convertible into Shares of such Class are outstanding, the Trustees may terminate such Class. Any such termination of a Class shall be effective upon the execution by a Majority of the Trustees (or by an officer of the Trust pursuant to the vote of a Majority of the Trustees) and the deposit among the records of the Trust of an instrument stating that such Class is terminated. The differing rights and obligations of each Class of Shares shall be set forth in the Prospectus under which the Shares of such Class are sold, and the Trustees may not change such rights and obligations in a manner adverse to the holders of outstanding Shares of such Class, or grant any preferences over such Class to the holders of shares of any other Class without the affirmative vote or consent of the holders of "a majority of the outstanding voting securities" of such Class, as the quoted phrase is used in the 1940 Act.

     "(d) CHARACTER OF SEPARATE PORTFOLIOS AND SHARES THEREOF. Each Portfolio established hereunder shall be a separate component of the assets of the Trust, and the holders of Shares of the Series representing the beneficial interests in that Portfolio, and of each Class of such Series, if any, shall be considered Shareholders of such Portfolio, and also as Shareholders of the Trust for purposes of receiving reports and notices and (except as otherwise provided herein or in the Certificate of Designation of a particular Portfolio as to such Portfolio, in a vote of the Trustees as to any Class of a Series, or as required by the 1940 Act or other applicable law) the right to vote, all without distinction by Series or Class.

     "(e) CONSIDERATION FOR SHARES. The Trustees may issue Shares of any Series or Class for such consideration (which may include property subject to, or acquired in connection with the assumption of, liabilities) and on such terms as they may determine (or for no consideration if pursuant to a Share dividend or split-up), all without action or approval of the Shareholders. All Shares when so issued on the terms determined by the Trustees shall be fully paid and non-assessable (but may be subject to mandatory contribution back to the Trust as provided in SECTION 6.2(g) hereof).

         "SECTION 6.2 GENERAL PROVISIONS FOR ALL PORTFOLIOS AND SERIES. Subject to the power of the Trustees to classify or reclassify unissued Shares of a Series or Class pursuant to SECTION 6. 1 (b) or (c), the Existing Portfolios, and any Additional Portfolios that may from time to time be established and designated by the Trustees, and the Shares representing the beneficial interests therein, shall (unless the Trustees otherwise determine with respect to an Additional Portfolio at the time of establishing and designating the same) have the following relative rights and preferences:

          "(a) ASSETS BELONGING TO PORTFOLIOS. Any portion of the Trust Property allocated to a particular Portfolio, and all consideration received by the Trust for the issue or sale of Shares of such Portfolio, together with all assets in which such consideration is invested or reinvested, all interest, dividends, income, earnings, profits and gains therefrom, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be held by the Trustees in trust for the benefit of the holders of Shares of that Portfolio and shall irrevocably belong to that Portfolio for all purposes, and shall be so recorded upon the books of account of the Trust, and the Shareholders of such Portfolio shall not have, and shall be conclusively deemed to have waived, any claims to the assets of any Portfolio of which they are not Shareholders. Such consideration, assets, interest, dividends, income, earnings, profits, gains and proceeds, together with any General Items allocated to that Portfolio as provided in the following sentence, are herein referred to collectively as 'PORTFOLIO ASSETS' of such Portfolio, and as assets 'BELONGING TO' that Portfolio. If the Trust shall have or realize any assets, income, interest, dividends, earnings, profits, gains or proceeds which are not readily identifiable as belonging to any particular Portfolio (collectively, GENERAL ITEMS D,) the Trustees shall allocate such General Items to and among any one or more of the Portfolios of the Trust in such manner and on such basis as they, in their sole discretion, deem fair and equitable; and any General Items so allocated to a particular Portfolio shall belong to and be part of the Portfolio Assets of that Portfolio. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Portfolios for all purposes.

          "(b) LIABILITIES OF PORTFOLIOS. The assets belonging to each Portfolio shall be charged with the liabilities incurred by or arising in respect of that Portfolio and all expenses, costs, charges and reserves attributable to that Portfolio, and at any time at which the Trust shall have more than one Portfolio, any general liabilities, expenses, costs, charges or reserves which are not readily identifiable as pertaining to any particular Portfolio shall be allocated and charged by the Trustees to and among any one or more of the Portfolios of the Trust in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so allocated and so charged to a particular Portfolio are herein referred to as "LIABILITIES OF' that Portfolio. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon the Shareholders of all Portfolios for all purposes. The creditors of a particular Portfolio may look only to the assets of that Portfolio to satisfy such creditors' claims, and the creditors of a particular Class of a Portfolio may look only to the share of that Class in the assets of the Portfolio of which it is a part to satisfy their claims.

          "(c) DIVIDENDS. Dividends and distributions on Shares of any Series may be paid with such frequency as the Trustees may determine, which may be daily or otherwise pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine, to the Shareholders of that Series, from such of the income, accrued or realized, and capital gains, realized or unrealized, and out of the assets belonging to the Portfolio to which such Series pertains, as the Trustees may determine, after providing for actual and accrued liabilities of that Portfolio. All dividends and distributions on Shares of any Series without separate Classes shall be distributed pro rata to the holders of Shares of that Series in proportion to the number of such Shares held by such holders at the date and time of record established for the payment of such dividends or distributions. Dividends and distributions on the Shares of a Portfolio having separate Classes of Shares shall be in such amount as may be declared from time to time by the Trustees, and such dividends and distributions may vary as between such Classes to reflect differing allocations among such Classes of the liabilities, expenses, costs, charges and reserves of such Portfolio, and any resultant differences between the net asset value of such several Classes, to such extent and for such purposes as the Trustees may deem appropriate, but dividends and distributions on the Shares of a particular Class shall be distributed pro rata to the Shareholders of that Class in proportion to the number of such Shares held by such holders at the date and time of record established for the payment of such dividends and distributions. Notwithstanding the last two preceding sentences, the Trustees may determine, in connection with any dividend or distribution program or procedure, that no dividend or distribution shall be payable on newly-issued Shares as to which the Shareholder's purchase order and/or payment have not been received by the time or times established by the Trustees under such program or procedure, or that dividends or distributions shall be payable on Shares which have been tendered by the holder thereof for redemption or repurchase, but the redemption or repurchase proceeds of which have not yet been paid to such Shareholder. Dividends and distributions on the Shares of a Series may be made in cash or Shares of any Class of that Series or a combination thereof as determined by the Trustees, or pursuant to any program that the Trustees may have in effect at the time for the election by each Shareholder of the mode of the making of such dividend or distribution to that Shareholder. Any such dividend or distribution paid in Shares will be paid at the net asset value thereof as determined in accordance with subsection (g) of this SECTION 6.2.

          "(d) LIQUIDATION. In the event of the liquidation or dissolution of the Trust, the Shareholders of each Portfolio with outstanding Shares shall be entitled to receive, when and as declared by the Trustees, the excess of the Portfolio Assets of such Portfolio over the liabilities of such Portfolio. The assets so distributable to the Shareholders of any Portfolio without Classes shall be distributed among such Shareholders in proportion to the number of Shares of that Portfolio held by them and recorded on the books of the Trust. The assets so distributable to the Shareholders of any Portfolio with Classes shall be allocated among such Classes in proportion to the respective aggregate net asset value of the outstanding Shares thereof, and shall be distributed to the Shareholders of each such Class in proportion to the number of Shares of that Class held by them and recorded on the books of the Trust. The liquidation of any Portfolio, or of any Class of a Portfolio, may be authorized by vote of a Majority of the Trustees, subject to the affirmative vote of "a majority of the outstanding voting securities" of the Series representing the beneficial interests in that Portfolio, or in that Class of such Series, as the quoted phrase is defined in the 1940 Act, determined in accordance with CLAUSE
     (iii) of the definition of 'MAJORITY SHAREHOLDER VOTE' in SECTION 1.4 hereof.

          "(e) REDEMPTION BY SHAREHOLDER. Each holder of Shares of any Series or Class shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of such Shares at a redemption price equal to the net asset value per Share of that Series or Class next determined in accordance with SUBSECTION (g) of this SECTION 6.2 after the Shares are properly tendered for redemption; PROVIDED, that the Trustees may from time to time, in their discretion, determine and impose a fee for such redemption, and the proceeds of the redemption of Shares (including a fractional Share) of any Series or Class shall be reduced by the amount of any applicable contingent deferred sales charge payable on such redemption pursuant to the terms of the initial issuance of such Shares (to the extent consistent with the 1940 Act or regulations or exemptions thereunder). The redemption price of Shares redeemed under this SUBSECTION (e) shall be paid in cash; PROVIDED, that if the Trustees determine, which determination shall be conclusive, that conditions exist with respect to any Series of Shares, or one or more Classes of any Series, which make payment wholly in cash unwise or undesirable, the Trust may make payment wholly or partly in Securities or other assets belonging to the Portfolio to which such Series or Class pertains, at the value of such Securities or assets used in such determination of net asset value. Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series or Class to require the Trust to redeem such Shares during any period or at any time when and to the extent permissible under the 1940 Act.

          "(f) REDEMPTION AT THE OPTION OF THE TRUST. Each Share of any Series or Class shall be subject to redemption at the option of the Trust at the redemption price which would be applicable if such Share were then being redeemed by the Shareholder pursuant to SUBSECTION (e) of this SECTION 6.2:
     (i) at any time, if the Trustees determine in their sole discretion that failure to so redeem may have materially adverse consequences to the holders of the Shares of the Trust, generally, or of any Portfolio thereof, or (ii) upon such other conditions with respect to maintenance of Shareholder accounts of a minimum amount as may from time to time be determined by the Trustees and set forth in the then current Prospectus of such Portfolio.
     Upon such redemption the holders of the Shares so redeemed shall have no further right with respect thereto other than to receive payment of such redemption price.

          "(g) NET ASSET VALUE. Subject to the provisions of the two sentences immediately following, the net asset value per Share of any Series without Classes, or of any Class of a Series having separate Classes, at any time shall be the quotient obtained by dividing the then value of the net assets of the Portfolio to which such Series pertains, or the share of such Class in such assets, as the case may be (being the current value of the assets then belonging to such Portfolio, or the share of such Class therein, less the then-existing liabilities of such Portfolio, or the share of such Class in such liabilities) by the total number of Shares of that Series or Class then outstanding, all determined in accordance with the methods and procedures, including without limitation those with respect to rounding, established by the Trustees from time to time. The aggregate net asset value of the several Classes of a Portfolio having separate Classes of Shares shall be separately computed, and may vary from one another. The Trustees shall establish procedures for the allocation of investment income or capital gains and expenses and liabilities of a Portfolio having separate Classes of Shares among the several Classes of such Portfolio, in order to reflect the varying net asset values of, and the liabilities and expenses attributable to, such Classes. The Trustees may determine to maintain the net asset value per Share of any Portfolio at a designated constant dollar amount and in connection therewith may adopt procedures not inconsistent with the 1940 Act for the continuing declaration of income attributable to that Portfolio as dividends payable in additional Shares of that Portfolio at the designated constant dollar amount and for the handling of any losses attributable to that Portfolio. Such procedures may provide that in the event of any loss each Shareholder shall be deemed to have contributed to the shares of beneficial interest account of that Portfolio such Shareholder's pro rata portion of the total number of Shares required to be cancelled in order to permit the net asset value per Share of that Portfolio to be maintained, after reflecting such loss, at the designated constant dollar amount. Each Shareholder of the Trust shall be deemed to have expressly agreed, by investing in any Portfolio with respect to which the Trustees shall have adopted any such procedure, to make the contribution referred to in the preceding sentence in the event of any such loss.

          "(h) TRANSFER. All Shares of the Trust shall be transferable, but transfers of Shares of a particular Series or Class will be recorded on the Share transfer records of the Trust applicable to that Series or Class only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series or Class and at such other times as may be permitted by the Trustees.

          "(i) EQUALITY. All Shares of each Series without Classes shall represent an equal proportionate interest in the assets belonging to the Portfolio to which such Series pertains (subject to the liabilities of that Portfolio), and each Share of any such Series shall be equal to each other Share thereof. All Shares of each Class of any Series having separate Classes shall represent an equal proportionate interest in the share of such Class in the assets belonging to the Portfolio to which such Series pertains, subject to a like share of the liabilities of such Portfolio, adjusted for any liabilities specifically allocable to that Class, and each Share of any such Class shall be equal to each other Share thereof; but the interests represented by the Shares of the different Classes of a Series having separate Classes shall reflect any distinctions among the several Classes of such Series existing pursuant to this ARTICLE 6 or SECTION 7.1 hereof, or the Certificate of Designation for the Portfolio providing for such Series. The Trustees may from time to time divide or combine the Shares of any Series, or any Class of any Series, into a greater or lesser number of Shares of that Series or Class without thereby changing the proportionate beneficial interest in the assets belonging to the Portfolio to which such Series or Class pertains, or in any way affecting the rights of the holders of Shares of any other Series or Class.

          "(j) RIGHTS OF FRACTIONAL SHARES. Any fractional Share of any Series or Class of Shares shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights and obligations with respect to voting, receipt of dividends and distributions, redemption of Shares, and liquidation of the Trust or of the Portfolio to which such Series or Class pertains.

          "(k) CONVERSION AND EXCHANGE RIGHTS. Subject to compliance with the requirements of the 1940 Act, the Trustees shall have the authority to provide that holders of Shares of any Series or Class shall have the right to convert said Shares into, or exchange said Shares for, Shares of one or more other Series or Classes of the Trust or one or more other investment companies set forth in the Prospectus with respect to such Series or Class, and that Shares of any Class of any Series shall be automatically converted into Shares of another Class of such Series, in each case in accordance with such requirements and procedures as the Trustees may establish."

     6. SECTION 7.1 of the Declaration of Trust is hereby amended and restated in its entirety to read as follows:

          "SECTION 7.1 VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in SECTIONS
     4.1 (c) and (e) hereof, (ii) with respect to the approval or termination in accordance with the 1940 Act of any contract with a Contracting Party as provided in SECTION 5.2 hereof as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Portfolio to the extent and as provided in SECTIONS 9.1 and 9.2 hereof, (iv) with respect to any amendment of this Declaration to the extent and as provided in SECTION 9.3 hereof, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any Portfolio, or the Shareholders of any of them (PROVIDED, HOWEVER, that a Shareholder of a particular Portfolio shall not in any event be entitled to maintain a derivative or class action on behalf of any other Portfolio or the Shareholders thereof), and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any State, or as the Trustees may consider necessary or desirable. If and to the extent that the Trustees shall determine that such action is required by law or by this Declaration, they shall cause each matter required or permitted to be voted upon at a meeting or by written consent of Shareholders to be submitted to a separate vote of the outstanding Shares of each Series entitled to vote thereon; PROVIDED, that
     (i) when expressly required by this Declaration or by the 1940 Act or by other law, actions of Shareholders shall be taken by Single Class Voting of all outstanding Shares of each Series and Class whose holders are entitled to vote thereon; and (ii) when the Trustees determine that any matter to be submitted to a vote of Shareholders affects only the rights or interests of Shareholders of one or more but not all Series, or of one or more but not all Classes of a single Series (including without limitation any distribution plan pursuant to Rule l2b-1 under the 1940 Act applicable to any such Series or Class), then only the Shareholders of the Series or Classes so affected shall be entitled to vote thereon. Without limiting the generality of the foregoing, and except as required by the 1940 Act or other law, the Shareholders of each Class shall have exclusive voting rights with respect to the provisions of any distribution plan adopted by the Trustees pursuant to Rule 12b-1 under the 1940 Act (a "PLAN") applicable to such Class."

     7. SECTION 7.5 of the Declaration of Trust is hereby amended and restated in its entirety to read as follows:

          "SECTION 7.5 QUORUM AND REQUIRED VOTE. A majority of the outstanding Shares entitled to vote on a matter without regard to Series or Class shall be a quorum for the transaction of business with respect to such matter at a Shareholders' meeting, but any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held within a reasonable time after the date set for the original meeting without the necessity of further notice. A Majority Shareholder Vote at a meeting of which a quorum is present shall decide any question, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by this

     Declaration of Trust or the By-Laws, or when the Trustees shall in their discretion require a larger vote or the vote of a majority or larger fraction of the Shares of one or more particular Series or Classes."

     8. SECTION 9.3 of the Declaration of Trust is hereby amended and restated in its entirety to read as follows:

          "SECTION 9.3 AMENDMENTS; etc. All rights granted to the Shareholders under this Declaration of Trust are granted subject to the reservation of the right to amend this Declaration of Trust as herein provided, except that no amendment shall repeal the limitations on personal liability of any Shareholder or Trustee or the prohibition of assessment upon the Shareholders (otherwise than as permitted under SECTION 6.2(g) without the express consent of each Shareholder or Trustee involved. Subject to the foregoing, the provisions of this Declaration of Trust (whether or not related to the rights of Shareholders) may be amended at any time, so long as such amendment does not adversely affect the rights of any Shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act, by an instrument in writing signed by a Majority of the Trustees (or by an officer of the Trust pursuant to the vote of a Majority of the Trustees). Any amendment to this Declaration of Trust that adversely affects the rights of all Shareholders may be adopted at any time by an instrument in writing signed by a Majority of the Trustees (or by an officer of the Trust pursuant to a vote of a Majority of the Trustees) when authorized to do so by the vote in accordance with SECTION 7.1 hereof of Shareholders holding a majority of all the Shares outstanding and entitled to vote, without regard to Series, or if said amendment adversely affects the rights of the Shareholders of less than all of the Series or of less than all of the Classes of Shares of any Series, by the vote of the holders of a majority of all the Shares entitled to vote of each Series or Class so affected. Subject to the foregoing, any such amendment shall be effective when the terms thereof have been duly adopted, as aforesaid, and an instrument reciting such adoption, and setting forth the terms of such amendment and the circumstances of its adoption, has been executed and acknowledged by a Trustee or officer of the Trust and filed with the records of the Trust."

     9. SECTION 9.4 of the Declaration of Trust is hereby amended and restated in its entirety to read as follows:

          "SECTION 9.4 FILING OF COPIES OF DECLARATION AND AMENDMENTS. The original or a copy of this Declaration, of each amendment hereto (including each Certificate of Designation and Certificate of Termination), as well as the certificates called for by Section 4.1(k) hereof as to changes in the Trustees, shall be kept at the office of the Trust where it may be inspected by any Shareholder, and one copy of each such instrument shall be filed with the Secretary of The Commonwealth of Massachusetts, and with any other governmental office where such filing may from time to time be required by the laws of Massachusetts, but such filing shall not be a prerequisite to the effectiveness of this Declaration or any such amendment or other instrument. A restated Declaration, integrating into a single instrument all of the provisions of this Declaration which are then in effect and operative, may be executed from time to time by a Majority of the Trustees and shall, upon filing with the Secretary of The Commonwealth of

     Massachusetts, be conclusive evidence of all amendments contained therein and may thereafter be referred to in lieu of the original Declaration and the various amendments thereto."

         IN WITNESS WHEREOF, the undersigned has set her signature and the seal of the Trust, this 29 day of April 2002.



                                                       /s/ Dorothy G. Sanders
                                                       ------------------------
                                                       Name:  Dorothy G. Sanders
                                                       Title: Secretary

 [TRUST SEAL]

                                 ACKNOWLEDGMENT

 STATE OF NEW YORK )
                        :ss
 COUNTY OF NEW YORK)

                                                                April 29th, 2002


     Then personally appeared the above-named Dorothy G. Sanders and acknowledged the foregoing instrument to be her free act and deed.

     Before me,

                                             /s/ Eric Sanders
                                             ----------------------------------
                                             Notary Public

                                             My commission expires: May 6, 2002


 [NOTARIAL SEAL]


                                  ERIC SANDERS
                        Notary Public, State of New York
                                 No. 02SA5059856
                          Qualified in New York County
                         Commission Expires May 6, 2002